Consolidated Subsidiaries - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2016	May 31, 2016	Dec. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock value, per share	$ 0.01	$ 0.01	$ 0.01
Preferred stock issued	0	0	0
Net cash proceeds from stock issuance		$ 3,361	$ 2,083
Total assets of consolidated subsidiaries	$ 81,483	81,483	234,880
Total liabilities of consolidated subsidiaries	334,142	334,142	418,569
Cash and cash equivalents	21,524	21,524	185,606	$ 35,688			$ 65,086
Series B Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase (decrease) in non-controlling interest			1,188
Series C Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase (decrease) in non-controlling interest		$ 2,689
Silver Creek [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Acquisition date		Aug. 20, 2010
Increase (decrease) in non-controlling interest				400
Total assets of consolidated subsidiaries	2,000	$ 2,000	800
Total liabilities of consolidated subsidiaries	2,000	2,000	200
Cash and cash equivalents	$ 1,900	$ 1,900	700
Silver Creek [Member] | Convertible Promissory Notes [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Aggregate principal amount					$ 200	$ 1,000
Silver Creek [Member] | Silver Creek Convertible Note [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Aggregate principal amount				$ 1,000
Silver Creek [Member] | Series A Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock value, per share				$ 1.00
Silver Creek [Member] | Series B Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase (decrease) in non-controlling interest			$ 900
Preferred stock issued			1,600,000
Preferred stock price per share			$ 1.35
Net cash proceeds from stock issuance			$ 2,100
Silver Creek [Member] | Series C Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock value, per share	$ 1.50	$ 1.50
Increase (decrease) in non-controlling interest		$ (800)
Preferred stock issued	1,500,000	1,500,000
Preferred stock price per share	$ 1.50	$ 1.50
Net cash proceeds from stock issuance	$ 2,100
Warrants issued to purchase preferred stock, shares	1,900,000	1,900,000
Silver Creek [Member] | Series A, Series B and Series C Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest (as a percent)	50.00%	50.00%	56.00%
Non-controlling interest	$ (1,500)	$ (1,500)	$ 200